Fair Value of Financial Liabilities - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents		$ 53,591	$ 94,881
Restricted cash		84,260	16,303
Investments in available-for-sale-securities		219	222
Senior and ship mortgage notes		(1,142,545)	(1,054,616)
Long-term debt, including current portion	[1]	(173,213)	(193,043)
Loans payable to affiliate companies, including current portion		(112,634)	(129,227)
Loan receivable from affiliate companies	[2]		0
Long-term receivable from affiliate company			0
Long-term payable to affiliate companies	[2]		0
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents		53,591	94,881
Restricted cash		84,260	16,303
Investments in available-for-sale-securities		219	222
Senior and ship mortgage notes		(1,133,919)	(1,045,990)
Long-term debt, including current portion	[1]	0	0
Loans payable to affiliate companies, including current portion		0	0
Loan receivable from affiliate companies	[2]		0
Long-term receivable from affiliate company			0
Long-term payable to affiliate companies	[2]		0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents		0	0
Restricted cash		0	0
Investments in available-for-sale-securities		0	0
Senior and ship mortgage notes		(8,626)	(8,626)
Long-term debt, including current portion	[1]	(173,213)	(193,043)
Loans payable to affiliate companies, including current portion		$ (112,634)	(129,227)
Loan receivable from affiliate companies	[2]		0
Long-term receivable from affiliate company			0
Long-term payable to affiliate companies	[2]		$ 0

[1]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.
[2]	The fair value of the Company’s loan receivable from/payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.